Document and Entity Information	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Document And Entity Information
Entity Registrant Name	Drone Guarder, Inc.
Entity Central Index Key	0001574863
Document Type	S-1
Document Period End Date	Oct. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--01-31	--01-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company